Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability	12 Months Ended
Dec. 31, 2025
Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND DETACHABLE FORWARD SALE CONTRACT LIABILITY

15. REDEEMABLE CONVERTIBLE PREFERRED SHARES AND DETACHABLE FORWARD SALE CONTRACT LIABILITY

On December 23, 2025, the Company entered into a securities purchase agreement (the “Preferred Securities Purchase Agreement”) with JAK COWORK II LLC (the “Buyer” or the “Holder”), pursuant to which the Company has agreed to issue and sell to the Buyer up to 5,000 Series A Convertible Preferred Shares (the “Preferred Shares”) at the purchase price of US$1,000.00 for each Preferred Share (the “Preferred Shares Issuance”). The Preferred Shares Issuance is structured in two tranches and the closing of each tranche under the Preferred Securities Purchase Agreement is conditioned upon customary closing conditions and, in the case of the second closing, approval by the Company’s shareholders of an increase to the Company’s share capital and authorization for a share consolidation of the Company’s Class A Ordinary Shares. In the event that the second closing shall not have occurred within one hundred and twenty (120) days of the first closing date, then each party shall have the right to terminate its obligations under this agreement solely with respect to the second closing and the second closing at any time on or after the close of business on such date.

In connection with the execution of the Preferred Securities Purchase Agreement, the Company adopted a Certificate of Designations (the “Certificate of Designations”) of Preferred Shares, par value US$0.024 per share, creating the Preferred Shares and providing for the designations, preferences and relative, participating, optional or other rights, and the qualifications, limitations or restrictions thereof, of the Preferred Shares, which has become effective upon such adoption.

On December 23, 2025, the closing of the first tranche of the Preferred Shares Issuance occurred and the Company issued 2,750 Preferred Shares to the Buyer at the purchase price of US$1,000.00 per Preferred Share at a total consideration of RMB 19,394 (US$ 2,750).

On February 12, 2026, the closing of the second tranche of the Preferred Shares Issuance occurred and the Company issued 2,250 Preferred Shares to the Buyer at the purchase price of US$1,000.00 per Preferred Share at a total consideration of RMB 15,628 (US$ 2,250).

The Group has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the option of the holders. Each issuance of preferred shares is recognized at the respective fair value at the issuance date.

The Group recognizes changes in the redemption value immediately as Bankruptcy Triggering Event as defined below occurs and adjusts the carrying amount of the redeemable preferred shares to equal the redemption value at the end of each reporting period as if it was the redemption date for the redeemable equity. As of December 31, 2025, it was not probable that the Preferred Shares will become redeemable. Therefore, the Group did not make accretion adjustment to the carrying value of the Preferred Shares.

The arrangement for the second tranche of 2,250 Preferred Shares to the Buyer at the purchase price of US$1,000.00 per Preferred Share at a future date was accounted for as forward sale contract at fair value, separately from the issued redeemable convertible preferred shares, in accordance with ASC 480 — Distinguishing Liabilities from Equities.

The forward sale contract liability is measured at fair value initially and remeasured at each reporting date as well as the date of issuance of new preferred shares according to the agreement, with changes in fair value recorded in the consolidated statement of operations. Fair value change from the issuance date to December 31, 2025 is nil as the fair value is approximately the same.

The issuance cost for the sales of preferred shares equity is allocated between the redeemable convertible preferred share and the forward sale contract liability in proportion according to the issuance date fair value. Issuance cost allocated to redeemable convertible preferred shares was recorded as a deduction against the mezzanine equity in the consolidated balance sheet. The issuance costs for the first closing of Series A redeemable convertible preferred shares are RMB 1,284. Issuance cost allocated to forward sale contract liability of RMB 1,117 is recorded as general and administrative expense in the consolidated statement of operations. A portion of the issuance costs is deferred for the future closing of the forward sale contract and recorded as deferred offering costs included in prepaid expenses and other current assts on the consolidated balance sheet as of December 31, 2025.

The movement of the Preferred Shares is set out as below

	Series A Convertible Preferred Shares
	Shares	Amount
		RMB
Balance as of December 31, 2024	—	—
Issuance of the Preferred Shares	2,750	1,241
Accrual of redeemable convertible preferred shares dividends	—	25
Foreign exchange impact	—	(4)
Balance as of December 31, 2025	2,750	1,262

Key terms of the Preferred Shares

Conversion

The holders of preferred shares have the right to convert any or all of their holdings of preferred shares into Class A Ordinary Shares at a conversion price (the “Conversion Price”) equal to the lower of (x) the fixed conversion price (initially US$0.7454 per share, subject to reset every three months based on the then-current market price of the Class A Ordinary Shares over a specified measurement period) and (y) 85% of the market price of the Class A Ordinary Shares over a specified measurement period. In no event will the conversion price be less than the floor price (initially US$0.149 per share, subject to periodic downward resets as specified in the Certificate of Designations). Notwithstanding the foregoing, except as the Company may consent to in writing, prior to May 15, 2026, the Company shall not issue Class A Ordinary Shares at a conversion price below US$1.00 per share.

Redemption rights

Upon the occurrence of a Bankruptcy Triggering Event (including nine circumstances such as the Company fails to pay, or states that it is unable to pay, or is unable to pay, its debts generally as they become due etc.), the Company shall immediately redeem the applicable Preferred Shares in cash for the Bankruptcy Triggering Event Redemption Price (as defined below).

Bankruptcy Triggering Event Redemption Price means a price equal to the greater of (A) 125% of the product of the Conversion Base Amount (as defined below) to be redeemed and (B) the product of the Conversion Rate (as defined below) with respect to the Conversion Base Amount in effect at the time of the applicable Bankruptcy Triggering Event multiplied by 125% of the greatest Closing Sale Price of the Class A Ordinary Shares on any Trading Day (as defined below) during the period commencing on the date immediately preceding such Bankruptcy Triggering Event and ending on the date the Company makes the entire payment required to be made.

Conversion Base Amount means the sum of (1) $1,000 per share and the aggregate amount of any paid-in-kind dividends thereof plus (2) all accrued and unpaid dividends thereon as of such date of determination plus (3) any other amounts owed to the Holder.

Conversion Rate means the number of the Company’s Class A Ordinary Shares issuable upon conversion of any Series A Preferred Share determined by dividing (x) 125% of the Conversion Base Amount of such Series A Preferred Share by (y) the Conversion Price.

At any time, the Company shall have the right to redeem all, or any part pro rata based on the number of the Preferred Shares then held by the Holders, of the Preferred Shares then outstanding on the Company optional redemption date.

Voting rights

Holders of the Preferred Shares shall have no voting rights, except as required by law (including without limitation, the Companies Act) and as expressly provided in the Certificate of Designations.

Liquidation preference

In the event of a liquidation event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any shares other than the Preferred Shares, an amount per Preferred Share equal the greater of (A) 125% of the Conversion Base Amount of such Preferred Share on the date of such payment and (B) the amount per share such Holder would receive if such Holder converted such Preferred Share into Class A Ordinary Shares immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the Holders, then each Holder shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such Holder as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Preferred Shares. All the preferential amounts to be paid to the Holders shall be paid or set apart for payment before the payment or setting apart for payment of any amount for, or the distribution of any Liquidation Funds of the Company to the holders of shares of any shares other than the Preferred Shares in connection with a liquidation event.

Dividends

From and after the first date of issuance of any Preferred Shares, dividends on the Preferred Shares shall commence accruing at the dividend rate (6% per annum) and shall be payable semi-annually with the first dividend date being July 1, 2026. Dividends shall be payable on each dividend date, by increasing the stated value of each such Preferred Share, on a dollar-for-dollar basis, by such aggregate amount of dividends payable on such dividend date.

Prior to the payment of dividends on a dividend date, dividends on the Preferred Shares shall accrue at the dividend rate and be payable by way of inclusion of the dividends in the Conversion Base Amount on each conversion date or upon any redemption or any payment upon any Bankruptcy Triggering Event or in connection with any Triggering Event. In the event that such Triggering Event is subsequently cured (and no other Triggering Event then exists), the adjustment referred to in the preceding sentence shall cease to be effective as of the calendar day immediately following the date of such cure.

Additional dividends may be declared by the Board on the Preferred Shares, from time to time, in its sole and absolute discretion. No such dividend was declared during the years ended December 31, 2025.